Consolidated Statements of Loss (Parenthetical)		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Reverse stock split	1-for-30	1-for-30	1-for-30	1-for-30